Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Compensation of Key Management Personnel

Compensation of key management personnel

The Company considers directors and officers of the Company as key management personnel.

	Year ended December 31
	2024	2023
Salaries and short-term benefits	10,788	7,255
Share-based compensation	14,618	9,237
	25,406	16,492